Consolidated Condensed Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue					$ 223,208	$ 1,160,340
Cost of Revenues	$ 71,196	$ 92,281	$ 328,293	$ 269,535	432,370	850,742
Gross Revenue (Loss)	(20,008)	75,904	(200,401)	(9,153)	(209,162)	309,598
Research Revenues	75,566	150,262	82,974	259,669	288,002	5,192,516
Net Revenue (Loss)	55,558	226,166	(117,427)	250,516	78,840	5,502,114
Operating Expenses:
Research and Development	263,703	27,655	591,569	322,106	525,563	5,510,866
General and Administrative Expenses	1,313,617	413,627	2,551,426	994,157	1,303,722	1,115,350
Total Operating Expenses	1,577,320	441,282	3,142,995	1,316,263	1,829,285	6,626,216
Loss from Operations	(1,521,762)	(215,116)	(3,260,422)	(1,065,747)	(1,750,445)	(1,124,102)
Interest Expense	(40,106)	(1,215,978)	(2,281,191)	(2,883,714)	(3,989,359)	(3,172,712)
Derivative Expense			(399,725)	(504,613)	(504,613)
Change in Fair Value of Derivative Liabilities	92,490	(22,495)	95,324	(23,496)	(10,312)
Loss on Debt Extinguishment	(391,593)		(1,231,480)		120,683
Change in Fair Value of Promissory Note	6,105,066		5,379,269
Other Income (Expense), net	(70,490)	3,172	(69,169)	(29,810)	(43,238)	37,515
Total Interest and Other Income (Expense), net	5,695,367	(1,235,301)	1,493,028	(3,441,633)	(4,426,839)	(3,135,197)
Income (Loss) from Operations before Provision for Income Taxes	4,173,605	(1,450,417)	(1,767,394)	(4,507,380)	(6,177,284)	(4,259,299)
Provision for Income Taxes (Note 10)	63	250	189	750	500	1,000
Net Income (Loss) including Noncontrolling Interest	4,173,542	(1,450,667)	(1,767,583)	(4,508,130)	(6,177,784)	(4,260,299)
Net Loss – Noncontrolling Interest	(9,656)	(3,172)	(14,165)	(1,454)	3,936	(8,554)
Net Income (Loss) – attributed to 60 Degrees Pharmaceuticals, Inc.	4,183,198	(1,447,495)	(1,753,418)	(4,506,676)	(6,181,720)	(4,251,745)
Comprehensive Income (Loss)
Net Income (Loss)	4,173,542	(1,450,667)	(1,767,583)	(4,508,130)	(6,177,784)	(4,260,299)
Unrealized Foreign Currency Translation Gain (Loss)	9,342	(6,417)	7,678	(20,850)	(2,127)	(3,031)
Total Comprehensive Income (Loss)	4,182,884	(1,457,084)	(1,759,905)	(4,528,980)	(6,179,911)	(4,263,330)
Net Gain (Loss) – Noncontrolling Interest	(9,656)	(3,172)	(14,165)	(1,454)	3,936	(8,554)
Unrealized Foreign Currency Translation Loss from Noncontrolling Interest		(544)		(544)		1,588
Comprehensive Income (Loss) – attributed to 60 Degrees Pharmaceuticals, Inc.	4,192,540	(1,453,368)	(1,745,740)	(4,526,982)	$ (6,183,847)	$ (4,256,364)
Cumulative dividends on Series A Preferred Stock	(101,538)		(101,538)
Net Income (Loss) - attributed to common stockholders	$ 4,091,002	$ (1,453,368)	$ (1,847,278)	$ (4,526,982)
Net Income (Loss) per Common Share:
Net income (Loss) per share Basic (in Dollars per share)	$ 0.77	$ (0.61)	$ (0.55)	$ (1.92)	$ 1.78
Weighted average number of common shares outstanding
Weighted average number of shares outstanding Basic (in Shares)	5,319,255	2,386,009	3,344,843	2,361,569	2,380,986
Product Revenues – net of Discounts and Rebates
Revenue	$ 51,188	$ 168,185	$ 127,892	$ 260,382	$ 192,913	$ 1,078,440
Service Revenues
Revenue					$ 30,295	$ 81,900